INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Summary of intangible assets

			Customer
	Supplier	Software	contracts and
	relationships	development	relationships	Others	Total
Balance as of January 01, 2016	47,571	808,482	911,483	68,225	1,835,761
Foreign exchange effect	—	(60,464)	(140,812)	(7,509)	(208,785)
Acquisition	—	40,643	—	13,401	54,044
Disposal	—	(2,145)	—	(13,050)	(15,195)
Amortization	(7,845)	(149,911)	(155,063)	(5,316)	(318,135)
(-) Effect of selling of subsidiary	—	—	—	(27,749)	(27,749)
Balance as of December 31, 2016	39,726	636,605	615,608	28,002	1,319,941
Foreign exchange effect	—	2,947	3,835	884	7,666
Acquisition	—	37,939	—	—	37,939
Disposal	—	—	(27,652)	—	(27,652)
Amortization	(6,940)	(149,150)	(125,621)	(3,486)	(285,197)
(-) Assets held for sale	—	(37,512)	(25,396)	(17,700)	(80,608)
Balance as of December 31, 2017	32,786	490,829	440,774	7,700	972,089
Foreign exchange effect	—	28,598	77,593	1,243	107,434
Acquisition	—	67,388	—	—	67,388
Disposal	—	(3,791)	(88)	—	(3,879)
Amortization	(6,067)	(167,384)	(130,980)	(2,505)	(306,936)
Balance as of December 31, 2018	26,719	415,640	387,299	6,438	836,096

Estimated useful lives	5 to 20 years	7 years	5 to 20 years	5 years

Summary of intangible assets by segment

	2018	2017	2016
Brazil	295,107	351,578	412,134
Special Steel	136,910	152,640	219,878
South America	1,441	1,863	7,606
North America	402,638	466,008	680,323
	836,096	972,089	1,319,941